Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5    -    SUBSEQUENT EVENTS

A.	On August 8, 2019, the Company granted options to purchase 675,000 Ordinary Shares to employees at an exercise price of NIS 1.95 (approximately $0.56 per share at the grant date).

B.	On September 23, 2019, the Company's shareholders approved, among others, the following:

a.	A grant of options to four members of the Company's Board of Directors (the "Eligible Directors") to purchase 300,000, each, of the Company's Ordinary Shares at an exercise price of NIS 1.95 per share.

b.	An extension for an additional year of the respective exercise periods of 725,000 out of the 1,200,000 options to purchase the Company's Ordinary Shares previously granted to the Eligible Directors and vested during 2017 and 2018, so that the exercise period thereof will be four years.

c.	To decrease the exercise price of the options granted to Magna - B.S.P Ltd.'s (the Company's significant shareholder) employees from NIS 3.57 to NIS 1.95.